Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation
Schedule of changes in the ordinary share awards relating to the Share Holding Platform

	Number of
	ordinary shares	Weighted average
	under	grant-date
	Incentive Platform	fair value
		RMB
Non-Vested at January 1, 2020	283,886	88.59
Granted	785,097	177.44
Less: forfeited	31,250	88.59
Less: vested	1,037,733	155.81
Non-Vested at December 31, 2020	—	—